Note 14 - Net Loss Per Share (Tables)	12 Months Ended
Oct. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2017	2016	2015
Net loss attributable to OCC (numerator)	$(1,738,771)	$(1,778,822)	$(4,255,665)
Shares (denominator)	6,546,862	6,443,162	6,201,478
Basic and diluted net loss per share	$(0.27)	$(0.28)	$(0.69)